Cost and Fair Value of Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
At start of period/year		$ 49,227
Additions	56,000	30,260
Disposals	(438)	(79,487)
Unrealized capital gain/(loss) - investments	(622)
At end of period/year	$ 54,940